FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF Annual Fund Operating Expenses - FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF - FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF	May 31, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.85%